Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,188	$ 4,219
Accumulated amortization	(1,366)	(1,368)
Net carrying amount	2,822	2,851	$ 2,854
Securities Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	164	186	164
Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Net carrying amount	371	374	378
Investment and Wealth Management
Intangible Assets by Major Class [Line Items]
Net carrying amount	1,438	1,442	$ 1,463
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,600	1,643
Accumulated amortization	(1,366)	(1,368)
Net carrying amount	234	275
Finite-lived Intangible Assets | Customer contracts | Securities Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	779	779
Accumulated amortization	(616)	(593)
Net carrying amount	163	186
Finite-lived Intangible Assets | Customer contracts | Market and Wealth Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	269	269
Accumulated amortization	(268)	(266)
Net carrying amount	1	3
Finite-lived Intangible Assets | Customer relationships | Investment and Wealth Management
Intangible Assets by Major Class [Line Items]
Gross carrying amount	512	553
Accumulated amortization	(467)	(495)
Net carrying amount	45	58
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	40	42
Accumulated amortization	(15)	(14)
Net carrying amount	25	28
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,588	2,576
Net carrying amount	2,588	2,576
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,294	1,291
Net carrying amount	1,294	1,291
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,294	1,285
Net carrying amount	$ 1,294	$ 1,285